UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21600

DWS Global Commodities Stock Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Global Commodities Stock Fund, Inc.

	Shares	Value ($)

Common Stocks 79.0%
Argentina 0.7%
Tenaris SA (ADR) (Cost $1,725,739)	50,008	1,864,798
Australia 3.7%
BHP Billiton Ltd.	318,446	8,182,153
Rio Tinto Ltd.	38,480	2,648,511

(Cost $9,849,714)		10,830,664
Bermuda 1.1%
Aquarius Platinum Ltd.	189,147	937,048
Nabors Industries Ltd.*	93,333	2,325,859

(Cost $5,329,240)		3,262,907

Brazil 0.9%
Petroleo Brasileiro SA (ADR) (Cost $2,596,605)	57,267	2,516,885
Canada 11.4%
Agrium, Inc.	46,066	2,575,454
Barrick Gold Corp.	49,089	1,797,509
Enbridge, Inc.	141,837	5,248,336
EnCana Corp.	96,835	6,183,610
Kinross Gold Corp.	214,948	3,451,690
Potash Corp of Saskatchewan, Inc.	41,804	5,419,495
Suncor Energy, Inc.	106,298	4,394,729
Trican Well Service Ltd.	153,490	2,307,578
Yamana Gold, Inc.	219,961	1,808,465

(Cost $32,986,773)		33,186,866
China 1.1%
Hidili Industry International Development Ltd.	1,484,608	711,808
PetroChina Co., Ltd. "H" (ADR)	25,357	2,604,924

(Cost $5,586,590)		3,316,732
France 2.5%
Lafarge SA	31,468	3,320,526
Total SA	66,216	3,994,871

(Cost $9,013,171)		7,315,397
Indonesia 0.4%
PT Bumi Resources Tbk (Cost $2,237,351)	3,180,225	1,052,327
Luxembourg 0.4%
ArcelorMittal (Cost $1,524,662)	24,387	1,220,784
Netherlands 2.4%
Royal Dutch Shell PLC "A"	144,493	4,173,938
Royal Dutch Shell PLC "B"	98,555	2,795,953

(Cost $8,786,513)		6,969,891
Norway 1.3%
StatoilHydro ASA (ADR) (Cost $3,553,882)	158,698	3,777,012
Russia 0.6%
Gazprom (ADR) (a)	1,485	45,961
Gazprom (ADR) (a)	54,748	1,759,363

(Cost $2,175,355)		1,805,324
South Africa 0.7%
Impala Platinum Holdings Ltd. (Cost $3,538,036)	101,896	2,069,748
Spain 1.4%
Gamesa Corp. Tecnologica SA	34,028	1,168,927
Repsol YPF SA	101,701	3,004,431

(Cost $5,613,980)		4,173,358
Sweden 1.0%
SSAB Svenskt Stal AB "A" (Cost $5,687,660)	185,123	2,951,980
United Kingdom 10.1%
Anglo American PLC	26,974	901,779
BG Group PLC	383,170	6,942,656
BHP Billiton PLC	233,192	5,274,901

BP PLC	1,180,724	9,829,277
Rio Tinto PLC	100,936	6,280,321

(Cost $29,775,354)		29,228,934
United States 39.3%
Air Products & Chemicals, Inc.	55,000	3,766,950
Apache Corp.	47,244	4,926,604
Archer-Daniels-Midland Co.	116,331	2,548,812
Cameron International Corp.*	77,825	2,999,375
Century Aluminum Co.*	40,237	1,114,163
Chevron Corp.	142,874	11,784,247
Cleveland-Cliffs, Inc.	29,528	1,563,212
Commercial Metals Co.	65,553	1,107,190
Crown Holdings, Inc.*	85,288	1,894,246
ExxonMobil Corp.	219,959	17,082,016
Freeport-McMoRan Copper & Gold, Inc.	76,852	4,369,036
International Paper Co.	120,249	3,148,119
Marathon Oil Corp.	88,453	3,526,621
Martin Marietta Materials, Inc.	35,493	3,974,506
Monsanto Co.	90,935	9,000,746
National-Oilwell Varco, Inc.*	69,538	3,492,894
Occidental Petroleum Corp.	82,038	5,779,577
Pactiv Corp.*	105,685	2,624,159
Peabody Energy Corp.	58,579	2,636,055
Praxair, Inc.	62,735	4,500,609
Schlumberger Ltd.	87,343	6,820,615
Steel Dynamics, Inc.	127,657	2,181,658
TETRA Technologies, Inc.*	111,623	1,545,979
The Mosaic Co.	37,382	2,542,724
Transocean, Inc.*	39,200	4,305,728
Ultra Petroleum Corp.*	45,402	2,512,547
United States Steel Corp.	31,619	2,453,951

(Cost $106,043,231)		114,202,339

Total Common Stocks (Cost $236,023,856)		229,745,946
Exchange Traded Fund 2.8%
SPDR Gold Trust* (Cost $5,116,026)	94,653	8,052,131
Exchange Traded Note 1.4%
iPath Dow Jones-AIG Livestock Total Return Sub-Index* (Cost $4,430,840)	100,464	4,004,495
	Principal Amount ($)	Value ($)

Commodities Linked/Structured Notes 14.3%
Credit Suisse S&P GSCI Structured Note, 144A, 4.003%, 6/29/2009 (b)	13,886,000	10,036,801
Landesbank Baden-Wurttemberg MLCX Structured Note, 144A, 3.776%, 7/24/2009 (c)	10,000,000	7,247,940
Merrill Lynch & Co., Inc. MLCX Structured Note, 144A, 3.926%, 7/24/2009 (c)	12,134,000	8,798,108
UBS AG S&P GSCI Structured Note, 144A, 3.856%, 6/19/2009 (b)	21,249,000	15,418,487

Total Commodities Linked/Structured Notes (Cost $57,269,000)		41,501,336
Government & Agency Obligation 0.0%
US Treasury Obligation
US Treasury Bill, 0.04% **, 10/16/2008 (d) (Cost $94,998)	95,000	94,998

				Shares	Value ($)

Cash Equivalents 2.7%
Cash Management QP Trust, 2.38% (e) (Cost $7,826,001)				7,826,001	7,826,001
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $310,760,721) †				100.2	291,224,907
Other Assets and Liabilities, Net				(0.2)	(474,683)

Net Assets				100.0	290,750,224

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $311,238,517. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $20,013,610. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,668,297 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $58,681,907.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)

Security is linked to the Goldman Sachs Commodity Index (S&P GSCI). The index is a composite of commodity sector returns, representing an unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(c)

Security is linked to the Merrill Lynch Commodity Index eXtra (MLCX). The index is a composite of commodity sector returns, representing unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(d)	At September 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
MLCX: Merrill Lynch Commodity Index eXtra
S&P GSCI: S&P Goldman Sachs Commodity Index
SPDR: Standard & Poor’s Depositary Receipt

At September 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P Goldman Sachs Commodity Index	10/15/2008	10	1,682,476	1,561,875	(120,601)

At September 30, 2008, the DWS Global Commodities Stock Fund, Inc., had the following sector diversification:
		As a % of
Sector	Market Value ($)	Common Stocks
Energy	132,234,766	57.6%
Materials	93,793,441	40.8%

Consumer Staples	2,548,812	1.1%
Industrials	1,168,927	0.5%
Total Common Stocks	229,745,946	100.0%

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 180,407,270	$ (120,601)
Level 2	110,817,637	-
Level 3	-	-
Total	$ 291,224,907	$ (120,601)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008